Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) - PSU	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance	717,564	663,296
Granted	207,220	232,000
Dividend equivalent participation	10,304	7,586
Paid	(275,439)	(166,915)
Forfeited	(3,050)	(18,403)
Ending balance	656,599	717,564